Accrued Expenses and Other Current Liabilities - Q1 (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following at March 31, 2016 and December 31, 2015:

	March 31, 2016	December 31, 2015
Bonus	$780,894	$580,801
Professional fees	901,877	597,721
Vacation	231,515	227,863
Income taxes payable	—	389,443
Reorganization expenses	2,450,102	842,922
Other (including service vendors)	680,750	749,858
Accrued expenses and other current liabilities	$5,045,138	$3,388,608

Accrued expenses and other current liabilities consisted of the following at December 31, 2015 and 2014:

	2015	2014
Bonus	$580,801	$17,500
Professional fees	597,721	534,775
Vacation	227,863	271,000
Other	1,982,223	1,262,720
Accrued expenses and other current liabilities	$3,388,608	$2,085,995